Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share
Summary of Basic and Diluted Earnings Per Share

	31 December	31 December	31 December
	2024	2023	2022
Numerator:
Profit attributable to owners of the Company	23,523,425	18,125,305	9,933,888
Denominator:
Weighted average number of shares (*)	2,181,023,660	2,182,106,193	2,183,106,193
Basic and diluted earnings per share for profit attributable to owners of the Company (in full TL)	10.79	8.31	4.55

Numerator:
Profit from continuing operations attributable to owners of the Company	11,095,462	15,281,512	8,717,685
Denominator:
Weighted average number of shares (*)	2,181,023,660	2,182,106,193	2,183,106,193
Basic and diluted earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	5.09	7.00	3.99

26.Earnings per share (continued)

	2024	2023	2022
Numerator:
Profit from discontinuing operations attributable to owners of the Company	12,427,963	2,843,793	1,216,203
Denominator:
Weighted average number of shares (*)	2,181,023,660	2,182,106,193	2,183,106,193
Basic and diluted earnings per share for profit from discontinued operations attributable to owners of the Company (in full TL)	5.70	1.30	0.56
(*)	Refer to Note 25 - Treasury shares